Commitments and Contingency (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under operating lease agreements
Amount
Twelve months ending December 31,
2021	$44,740
2022	21,585
2023	17,734
$84,059